Statements of Comprehensive Income / (Loss) (Parenthetical) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other comprehensive income / (loss) not to be reclassified to income or loss in subsequent periods (net of tax)
Income tax expense	SFr 0	SFr 0	SFr 0